Leases - Maturity analysis - Summary of contractual undiscounted cash flows (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Gross lease liabilities	€ 19,236	€ 11,374
Not later than one year [member]
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Gross lease liabilities	5,746	2,586
Later than one year and not later than five years [member]
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Gross lease liabilities	13,336	8,788
Later than five years [member]
Disclosure of Maturity Analysis for Lease Liabilites [Line Items]
Gross lease liabilities	€ 154	€ 0